Trade Receivables - Allowances (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Balance, period start	$ (3,275)	$ (2,884)	$ (2,490)
Allowance for expected credit losses	(320)	(391)	(541)
Utilized provision	248		147
Balance, period end	$ (3,347)	$ (3,275)	$ (2,884)